Financial instruments - Schedule of Financial Instruments, Effect of the Master Netting Agreement (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative Instrument Detail [Abstract]
Derivative assets, Gross amounts of recognized assets and liabilities	$ 11,338	$ 33,632
Derivative liabilities, Gross amounts of recognized assets and liabilities	230,764	338,146
Net liability	(219,426)	(304,514)
Derivative assets, Amounts subject to master netting agreement	0	21,964
Derivative liabilities, Amounts subject to master netting agreement	0	21,964
Derivative net liability, Amounts subject to master netting agreement	0	0
Derivative assets, Net amount	11,338	11,668
Derivative liabilities, Net amount	230,764	316,182
Net liability	$ (219,426)	$ (304,514)